Brandes Institutional Emerging Markets Fund
Investment Objective
The Brandes Institutional Emerging Markets Fund (the "Emerging Markets Fund")
seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Brandes Institutional Emerging Markets Fund	Brandes Institutional Emerging Markets Fund - Class I	Brandes Institutional Emerging Markets Fund - Class S
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	0.38%	0.38%
Total Annual Fund Operating Expenses	1.33%	1.58%
Less Fee Waiver and/or Expense Reimbursement	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	1.37%

Example
This Example is intended to help you compare the costs of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes Institutional Emerging Markets Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Brandes Institutional Emerging Markets Fund - Class I	114	401
Brandes Institutional Emerging Markets Fund - Class S	139	478

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Fund invests at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging markets. Equity securities include common and preferred stocks, warrants, convertible securities and shares of exchange traded funds ("ETFs"). ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets
Index ("MSCI EM Index") or any country that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.

When buying equity securities, the Advisor looks for the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities in what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The Advisor may sell a security when its price reaches a target set by the Advisor, if the
Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Emerging Markets Fund's investments will fluctuate with market conditions, so will the value of your investment in the Emerging
Markets Fund. You could lose money on your investment in the Emerging Markets
Fund, or the Emerging Markets Fund could underperform other
investments. Principal risks of the Emerging Markets Fund are as follows:

·    Stock Risks - The values of the Emerging Markets Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

·    Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging
     Markets Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S.
     dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the
     U.S. dollar.

·    Medium and Small-Cap Company Risk - Securities of medium-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

·    Interest Rate Risks - The values of the Emerging Markets Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

·    Value Securities Risks - The Emerging Markets Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. There is a risk that it may take longer than expected for the value of these investments to rise to the anticipated value.

·    ETF Risk - ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
     In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Performance
The following performance information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart below illustrates how the
Fund's total returns have varied from year to year. The table below compares the
Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Emerging Markets
Fund will perform in the future. Updated performance is available on the Fund's website www.brandesinstitutionalfunds.com.

Year-by-Year Total Returns as of December 31, 2010 for Class I Shares

Best Quarter  Q2 2009 43.09% Worst Quarter Q4 2008 -26.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Brandes Institutional Emerging Markets Fund Year-by-Year Total Returns as of December 31, 2010 for Class I Shares
Average Annual Total Returns Brandes Institutional Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	19.20%	13.11%	16.23%
Brandes Institutional Emerging Markets Fund - Class I	Class I Shares Return Before Taxes	18.24%	14.86%	16.84%
Brandes Institutional Emerging Markets Fund - Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions
Brandes Institutional Emerging Markets Fund - Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Brandes Institutional Emerging Markets Fund - Class S	Class S Shares Return Before Taxes	17.95%	14.61%	16.64%

The Class I performance information shown for periods before January 31, 2011 is that of a private investment fund managed by the Advisor that is the predecessor of the Fund, not adjusted for Fund expenses. Performance shown for the Class S shares reflects the performance of the private investment fund shares adjusted to reflect Class S expenses.

More on the Emerging Market Fund's Performance

Prior to January 31, 2011, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund. The performance information shown for the Emerging Markets Fund's Class I for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund, which were higher than the Emerging Markets Fund's Class I current net expenses. (Performance shown for the Class S shares reflects the performance of the private investment fund shares adjusted to reflect Class S expenses.) The performance of the private investment fund prior to January 31, 2011 is based on calculations that are different than the standardized method of calculations presented by the SEC. If the private investment fund's performance had been readjusted to reflect Class I expenses, the performance would have been higher. The private investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") and was
not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of
1986, which, if applicable, may have adversely affected its performance.

[1]	The Advisor has contractually agreed to limit the Emerging Markets Fund's Class I and Class S annual operating expenses, including repayment of previous waivers, to 1.12% for Class I and 1.37% for Class S as percentages of the Fund's average daily net assets through January 31, 2012 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	BRANDES INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000926678
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 4, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Brandes Institutional Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brandes Institutional Emerging Markets Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brandes Institutional Emerging Markets Fund (the "Emerging Markets Fund")
seeks long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Emerging Markets Fund invests at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging markets. Equity securities include common and preferred stocks, warrants, convertible securities and shares of exchange traded funds ("ETFs"). ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets
Index ("MSCI EM Index") or any country that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.

When buying equity securities, the Advisor looks for the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities in what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The Advisor may sell a security when its price reaches a target set by the Advisor, if the
Advisor believes that other investments are more attractive, or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the values of the Emerging Markets Fund's investments will fluctuate with market conditions, so will the value of your investment in the Emerging
Markets Fund. You could lose money on your investment in the Emerging Markets
Fund, or the Emerging Markets Fund could underperform other
investments. Principal risks of the Emerging Markets Fund are as follows:

·    Stock Risks - The values of the Emerging Markets Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

·    Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging
     Markets Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S.
     dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the
     U.S. dollar.

·    Medium and Small-Cap Company Risk - Securities of medium-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

·    Interest Rate Risks - The values of the Emerging Markets Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

·    Value Securities Risks - The Emerging Markets Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. There is a risk that it may take longer than expected for the value of these investments to rise to the anticipated value.

·    ETF Risk - ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
     In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Emerging Markets Fund, or the Emerging Markets Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart below illustrates how the
Fund's total returns have varied from year to year. The table below compares the
Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Emerging Markets
Fund will perform in the future. Updated performance is available on the Fund's website www.brandesinstitutionalfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandesinstitutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Emerging Markets Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Year-by-Year Total Returns as of December 31, 2010 for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q2 2009 43.09% Worst Quarter Q4 2008 -26.72%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class E shares will vary from those shown above for Class I shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock
The Class I performance information shown for periods before January 31, 2011 is that of a private investment fund managed by the Advisor that is the predecessor of the Fund, not adjusted for Fund expenses. Performance shown for the Class S shares reflects the performance of the private investment fund shares adjusted to reflect Class S expenses.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
More on the Emerging Market Fund's Performance

Prior to January 31, 2011, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund. The performance information shown for the Emerging Markets Fund's Class I for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund, which were higher than the Emerging Markets Fund's Class I current net expenses. (Performance shown for the Class S shares reflects the performance of the private investment fund shares adjusted to reflect Class S expenses.) The performance of the private investment fund prior to January 31, 2011 is based on calculations that are different than the standardized method of calculations presented by the SEC. If the private investment fund's performance had been readjusted to reflect Class I expenses, the performance would have been higher. The private investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") and was
not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of
1986, which, if applicable, may have adversely affected its performance.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brandes Institutional Emerging Markets Fund Year-by-Year Total Returns as of December 31, 2010 for Class I Shares
Brandes Institutional Emerging Markets Fund | Brandes Institutional Emerging Markets Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEMIX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	401
Annual Return 2001	rr_AnnualReturn2001	2.22%
Annual Return 2002	rr_AnnualReturn2002	(18.12%)
Annual Return 2003	rr_AnnualReturn2003	76.17%
Annual Return 2004	rr_AnnualReturn2004	31.66%
Annual Return 2005	rr_AnnualReturn2005	22.17%
Annual Return 2006	rr_AnnualReturn2006	27.42%
Annual Return 2007	rr_AnnualReturn2007	18.89%
Annual Return 2008	rr_AnnualReturn2008	(47.80%)
Annual Return 2009	rr_AnnualReturn2009	113.82%
Annual Return 2010	rr_AnnualReturn2010	18.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2209
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.72%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.84%
Brandes Institutional Emerging Markets Fund | Brandes Institutional Emerging Markets Fund - Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Brandes Institutional Emerging Markets Fund | Brandes Institutional Emerging Markets Fund - Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Brandes Institutional Emerging Markets Fund | Brandes Institutional Emerging Markets Fund - Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEMSX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	478
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.64%
Brandes Institutional Emerging Markets Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.23%

[1]	The Advisor has contractually agreed to limit the Emerging Markets Fund's Class I and Class S annual operating expenses, including repayment of previous waivers, to 1.12% for Class I and 1.37% for Class S as percentages of the Fund's average daily net assets through January 31, 2012 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.